PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 14.9	$ 15.8	$ 13.9
Additional equipment purchased	$ 10.5	$ 10.7	$ 23.9